ICON FUNDS

                        SUPPLEMENT DATED NOVEMBER 5, 2002
                TO ICON FUNDS STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 1, 2002


The ICON Funds Statement of Additional Information related to the ICON Bond Fund, ICON Covered Call Fund, ICON Equity Income Fund and ICON Long/Short Fund is hereby amended on page 27 in the section entitled "Trustees and Officers" to add the following information with regard to the addition of three new Trustees elected by the shareholders of the ICON Funds at a special meeting held on November 1, 2002:


                                              Principal
                 Position(s)    Year         Occupation(s)          Other
   Name, Age      Held With     Joined      During the Past     Directorships
  and Address       Trust       Board         Five Years           Held
--------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
--------------------------------------------------------------------------------
John C.          Trustee        2002         Chief Investment     N/A
Pomeroy, Jr.                                 Officer and
103 Innovation                               Director of
Blvd.                                        Investments,
Suite 212                                    Pennsylvania
University                                   State University
Park,                                        (2001 to
Pennsylvania,                                present);
16802                                        Portfolio Manager
Age: 55                                      and Product
                                             Manager, Trinity
                                             Investment
                                             Management
                                             Corporation (1989
                                             to 2001).

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

                                              Principal
                 Position(s)    Year         Occupation(s)          Other
   Name, Age      Held With     Joined      During the Past     Directorships
  and Address       Trust       Board         Five Years           Held
--------------------------------------------------------------------------------
Gregory Kellam   Trustee        2002        Senior Vice          Director -
Scott                                       President - Law,     National
671 Gaylord                                 General Counsel      Board of
Street                                      and Secretary,       Directors,
Denver,                                     GenCorp, Inc., a     Constituency
Colorado  80206                             multinational        for Africa
Age:  54                                    technology based     (1997 to
                                            manufacturing        present).
                                            company
                                            (2002 to present);
                                            Vice President
                                            and General Counsel,
                                            Kaiser-Hill
                                            Company LLC, a
                                            nuclear clean-up
                                            and environmental
                                            remediation company
                                            (2000 to 2002);
                                            Justice, Colorado
                                            Supreme Court (1993
                                            to 2000).
--------------------------------------------------------------------------------
Jonathan F.      Trustee        2002        President and         Director,
Zeschin                                     Founder,              Wasatch
1777 S.                                     ESSENTIAL             Funds (2002
Harrison Street                             Advisers, Inc., a     to
Skydeck                                     wealth management     present);
Denver,                                     and investment        Director,
Colorado  80210                             advisory firm         Young
Age: 48                                     (2000 to              Americans
                                            present);             Education
                                            Education Managing    Foundation
                                            Partner,              and Young
                                            JZ Partners LLC       Americans
                                            a business consulting Bank (1998 to
                                            firm for investment   present).
                                            management companies
                                            (1998 to present);
                                            President, Founders
                                            Asset Management LLC;
                                            an investment
                                            management company
                                            (1995 to 1998);
                                            Executive Vice
                                            President, INVESCO
                                            Funds Group,
                                            an investment advisory
                                            company
                                            (1992 to 1995).
--------------------------------------------------------------------------------

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